INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES
Schedule of inventories
	As of December 31
	2012	2013
Inventories
Finished goods	8,488	12,786
Raw materials	2,748	1,021
Work in process	126	5
	11,362	13,812